Capital Group Private Client Services Funds 6455 Irvine Center Drive Irvine, California 92618-4518

March 8, 2016

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: Capital Group Private Client Services Funds

File Nos. 333-163115 and 811-22349

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on March 4, 2016 of Registrant’s Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary